Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
6.	Inventories

Inventories are analyzed as follows:

As of December 31,	2025	2024
Bunkers	14,322,920	21,007,217
Lubricants	2,693,840	3,049,006
Provisions	256,955	285,442
Total	17,273,715	24,341,665

Inventories’ carrying values approximate their fair values as at the reporting date.